Right-of-Use assets	12 Months Ended
Mar. 31, 2021
Disclosure of Right of use assets [Abstract]
Right-of-Use assets
5.
Right-of-Use
assets

	Category of RoU asset
	Land		Buildings		Plant and equipment *		Vehicles		Total
Gross carrying value:
As at April 1, 2019	₹	2,003	₹	11,502	₹	2,941	₹	649	₹	17,095
Additions		—		3,520		1,210		219		4,949
Additions through Business combinations		—		364		—		—		364
Disposals		—		(41)		(47)		(59)		(147)
Translation adjustment		—		279		132		17		428

As at March 31, 2020	₹	2,003	₹	15,624	₹	4,236	₹	826	₹	22,689
Accumulated depreciation:
Depreciation	₹	27	₹	3,884	₹	1,731	₹	269	₹	5,911
Disposals		—		(18)		(47)		(10)		(75)
Translation adjustment		—		62		37		6		105

As at March 31, 2020	₹	27	₹	3,928	₹	1,721	₹	265	₹	5,941

Net carrying value as at March 31, 2020									₹	16,748

Gross carrying value:
As at April 1, 2020	₹	2,003	₹	15,624	₹	4,236	₹	826	₹	22,689
Additions		79		5,323		770		162		6,334
Additions through Business combinations		—		352		—		84		436

Disposals		—		(2,503)		(1,103)		(154)		(3,760)
Translation adjustment		—		48		15		8		71
As at March 31, 2021	₹	2,082	₹	18,844	₹	3,918	₹	926	₹	25,770
Accumulated depreciation:
As at April 1, 2020	₹	27	₹	3,928	₹	1,721	₹	265	₹	5,941
Depreciation		28		4,487		1,465		285		6,265
Disposals		—		(1,703)		(1,023)		(119)		(2,845)
Translation adjustment		—		(9)		(6)		4		(11)

As at March 31, 2021	₹	55	₹	6,703	₹	2,157	₹	435	₹	9,350

Net carrying value as at March 31, 2021									₹	16,420

*	Includes computer equipment.
The Company recognized the following expenses in the consolidated statement of income:

	Year ended March 31,
	2020	2021
Interest expenses on lease liabilities	₹ 914	₹ 798
Rent expense pertaining to leases of low-value assets recognized under facility expenses	44	53
Rent expense pertaining to leases with less than twelve months of lease term recognized under facility expenses	2,085	1,876

	₹ 3,043	₹ 2,727

Payments toward leases of
low-value
assets and leases with less than twelve months of lease term, are disclosed under operating activities in the consolidated statement of cash flows. All other lease payments during the period are disclosed under financing activities in the consolidated statement of cash flows.
Income from subleasing RoU assets is not material.
As of March 31, 2020 and 2021, the Company is committed to certain leases amounting to
₹
 1,399 and
₹
 2,468, respectively, which have not yet commenced. The term of such leases ranges from 2 to 10 years.
Refer to Note 19 for remaining contractual maturities of lease liabilities.